ASSETS HELD FOR SALE AND DISPOSITIONS - Assets held for sale (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS HELD FOR SALE AND DISPOSITIONS
Fair value	$ 44,238	$ 391,453
Assets held for sale
ASSETS HELD FOR SALE AND DISPOSITIONS
Fair value	$ 44,200